Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net Revenue from sales	R$ 47,912,039	R$ 30,064,020	R$ 25,436,417
Cost of sales	(25,837,475)	(19,124,901)	(17,263,264)
Gross profit	22,074,564	10,939,119	8,173,153
Operating income (expenses)	(1,534,602)	(5,224,682)	(4,631,236)
Selling expenses	(2,372,298)	(2,004,417)	(2,342,805)
General and administrative expenses	(587,148)	(504,458)	(511,065)
Equity in results of affiliated companies	182,504	71,755	125,715
Other operating income	2,958,372	482,494	503,770
Other operating expenses	(1,716,032)	(3,270,056)	(2,406,851)
Profit before financial results and income taxes	20,539,962	5,714,437	3,541,917
Financial income	1,167,184	1,802,728	379,042
Financial expenses	(3,111,368)	(2,599,039)	(2,510,226)
Profit before income taxes	18,595,778	4,918,126	1,410,733
Income tax and social contribution	(5,000,157)	(625,508)	833,778
Net income for the year	13,595,621	4,292,618	2,244,511
Net income for the year attributed to:
Controlling interests	12,258,628	3,794,295	1,789,067
Non-controlling interests	R$ 1,336,993	R$ 498,323	R$ 455,444
Basic earnings per share	R$ 8.90654	R$ 2.74926	R$ 1.29632
Diluted earnings per share	R$ 8.90654	R$ 2.74926	R$ 1.29632